As filed with the Securities and Exchange Commission on March 31, 2006


                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM N-Q

                   QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF
                   REGISTERED MANAGEMENT INVESTMENT COMPANIES

                  Investment Company Act file number: 811-21167

          NEUBERGER BERMAN CALIFORNIA INTERMEDIATE MUNICIPAL FUND INC.
          ------------------------------------------------------------
             (Exact Name of the Registrant as Specified in Charter)
                           605 Third Avenue, 2nd Floor
                          New York, New York 10158-0180
               (Address of Principal Executive Offices - Zip Code)

       Registrant's telephone number, including area code: (212) 476-8800

                    Peter E. Sundman, Chief Executive Officer
          Neuberger Berman California Intermediate Municipal Fund Inc.
                           605 Third Avenue, 2nd Floor
                          New York, New York 10158-0180

                              Arthur Delibert, Esq.
                   Kirkpatrick & Lockhart Nicholson Graham LLP
                               1601 K Street, N.W.
                           Washington, D.C. 20006-1600
                   (Names and addresses of agents for service)

Date of fiscal year end: October 31, 2006

Date of reporting period: January 31, 2006

Form N-Q is to be used by management investment companies to file reports with the Commission not later than 60 days after the close of their first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 ("1940 Act")(17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 100 F Street, NE, Washington, DC 20549. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. ss. 3507.

ITEM 1. SCHEDULE OF INVESTMENTS.

                                                                             NEUBERGER BERMAN JANUARY 31, 2006 (UNAUDITED)

SCHEDULE OF INVESTMENTS California Intermediate Municipal Fund Inc.
-------------------------------------------------------------------


PRINCIPAL AMOUNT                                SECURITY@                                 RATING                   VALUE+
($000's omitted)                                                                     Moody's     S&P      ($000's omitted)


TAX-EXEMPT SECURITIES-BACKED BY INSURANCE (81.3%)

AMERICAN CAPITAL ACCESS
     1,000        Puerto Rico Ind., Tourist, Ed., Med., & Env. Ctrl. Fac. Rev.
                  (Polytechnic Univ. of Puerto Rico Proj.), Ser. 2002 A,
                  5.25%, due 8/1/15                                                               A              1,044 ++
AMERICAN MUNICIPAL BOND ASSURANCE CORP.
     1,285        Bay Area (CA) Governments Assoc. BART SFO Extension Rev.
                  (Arpt. Premium Fare), Ser. 2002 A, 5.00%, due 8/1/21                            AAA            1,351
     1,000        California St. Pub. Works Board Lease (Dept. of Gen. Svc.)
                  Rev. (Cap. East End Complex), Ser. 2002 A, 5.25%, due
                  12/1/16                                                                                        1,084 ^^
     1,000        Fresno (CA) Unified Sch. Dist. Ref. G.O., Ser. 2002 A,
                  6.00%, due 2/1/17                                                               AAA            1,177
     1,905        Long Beach (CA) Bond Fin. Au. Tax Allocation Rev.
                  (Downtown, North Long Beach, Poly High, & West Beach Redev.
                  Proj.), Ser. 2002 A, 5.38%, due 8/1/17                                          AAA            2,072
       500        Long Beach (CA) Fin. Au. Rev., Ser. 1992, 6.00%, due 11/1/17                    AAA              583
     1,045        Marin Co. (CA) Muni. Wtr. Dist. Wtr. Ref. Rev., Ser. 2002,
                  5.00%, due 7/1/17                                                               AAA            1,110
     1,445        Oceanside (CA) Cert. of Participation Ref. Rev., Ser. 2003
                  A, 5.25%, due 4/1/14                                                            AAA            1,583
     2,600        Sacramento (CA) Muni. Util. Dist. Elec. Rev., Ser. 1997 K,
                  5.70%, due 7/1/17                                                               AAA            3,017
     2,000        San Francisco (CA) St. Bldg. Au. Lease Rev. (San Francisco
                  Civic Ctr. Complex), Ser. 1996 A, 5.25%, due 12/1/16                            AAA            2,075
     2,500        San Jose (CA) Fin. Au. Lease Rev. (Civic Ctr. Proj.), Ser.
                  2002 B, 5.25%, due 6/1/17                                                       AAA            2,689
     1,000        San Jose (CA) Multi-Family Hsg. Rev. (Fallen Leaves Apts.
                  Proj.), Ser. 2002 J-1, 4.95%, due 12/1/22                          Aaa          AAA            1,026 ++
FINANCIAL GUARANTY INSURANCE CO.
     2,550        Contra Costa (CA) Comm. College Dist. G.O., Ser. 2002,
                  5.25%, due 8/1/17                                                  Aaa          AA-            2,755
     1,000        Kings Canyon (CA) Joint Unified Sch. Dist. G.O., Ser. 2002,
                  5.38%, due 8/1/17                                                                              1,089 ^^
     5,000        Los Angeles (CA) Dept. of Arpts. Rev. (Los Angeles Int'l.
                  Arpt.), Ser. 2002 A, 5.25%, due 5/15/18                            Aaa          AAA            5,375
     1,090        Moreland (CA) Sch. Dist. Ref. G.O., Ser. 2002, 5.13%, due
                  9/1/17                                                                          AA-            1,166
      535         Nevada & Placer Cos. (CA) Irrigation Dist. Cert. of
                  Participation Rev., Ser. 2002, 5.00%, due 1/1/16                                AAA              571
      565         Nevada & Placer Cos. (CA) Irrigation Dist. Cert. of
                  Participation Rev., Ser. 2002, 5.00%, due 1/1/17                                AAA              601
     1,045        Oakland (CA) G.O., Ser. 2002 A, 5.00%, due 1/15/15                              AAA            1,113
     1,210        Oakland (CA) G.O., Ser. 2002 A, 5.00%, due 1/15/18                  A1          A+             1,281
     1,290        Oakland (CA) Redev. Agcy. Sub. Tax Allocation Rev. (Central
                  Dist. Redev. Proj.), Ser. 2003, 5.50%, due 9/1/17                               AAA            1,426
     2,655        Riverside Co. (CA) Eastern Muni. Wtr. Dist. Cert. of
                  Participation Wtr. & Swr. Rev., Ser. 2001 A, 5.00%, due
                  7/1/19                                                             Aa2          AA             2,799
     2,000        San Diego (CA) Unified Sch. Dist. G.O., Ser. 2002 D, 5.25%,
                  due 7/1/21                                                         Aaa          AAA            2,192
     1,500        San Francisco (CA) City & Co. Int'l. Arpt. Second Ser. Rev.,
                  5.25%, due 5/1/16                                                               AAA            1,579
FINANCIAL SECURITY ASSURANCE INC.
     1,000        Burbank (CA) Pub. Svc. Dept. Elec. Rev., Ser. 1998, 5.13%,
                  due 6/1/16                                                                      AAA            1,052
     3,000        California St. Pub. Works Board Lease Rev. (Regents of the


SEE NOTES TO SCHEDULE OF INVESTMENTS




                                                                             NEUBERGER BERMAN JANUARY 31, 2006 (UNAUDITED)

SCHEDULE OF INVESTMENTS California Intermediate Municipal Fund Inc.  cont'd
---------------------------------------------------------------------------


PRINCIPAL AMOUNT                                SECURITY@                                 RATING                    VALUE+
($000's omitted)                                                                     Moody's     S&P       ($000's omitted)

                  Univ. of California, UCLA Replacement Hosp.), Ser. 2002 A,
                  5.38%, due 10/1/13                                                              AAA            3,300
     1,275        Los Angeles Co. (CA) Long Beach Unified Sch. Dist. G.O.,
                  Ser. 2002 D, 5.00%, due 8/1/17                                                  AAA            1,352
       500        Marin Co. (CA) Dixie Elementary Sch. Dist. G.O., Ser. 2000
                  A, 5.38%, due 8/1/17                                                            AAA             542
     3,000        Puerto Rico Muni. Fin. Agcy. Rev., Ser. 2002 A, 5.25%, due
                  8/1/17                                                                          AAA            3,255
     1,000        Puerto Rico Muni. Fin. Agcy. Rev., Ser. 2002 A, 5.25%, due
                  8/1/21                                                             Aaa          AAA            1,081
     5,000        San Francisco (CA) City & Co. Redev. Agcy. Lease Ref. Rev.
                  (George R. Moscone Convention Ctr.), Ser. 2002, 5.00%, due
                  7/1/17                                                             Aaa          AAA            5,296
     1,000        San Jose (CA) Arpt. Ref. Rev., Ser. 2002 B, 5.00%, due
                  3/1/11                                                                          AAA            1,056
     1,615        San Jose (CA) Arpt. Ref. Rev., Ser. 2002 B, 5.00%, due
                  3/1/12                                                                          AAA            1,712
     1,620        Santa Clara Co. (CA) Fremont Union High Sch. Dist. G.O.,
                  Ser. 2002 C, 5.00%, due 9/1/20                                     Aa2          AA             1,757
MUNICIPAL BOND INVESTORS ASSURANCE CORP.
     1,250        Alameda Co. (CA) Cert. of Participation Ref. Rev., Ser. 2001
                  A, 5.38%, due 12/1/17                                                           AAA            1,363
     4,000        California Poll. Ctrl. Fin. Au. Ref. PCR (Pacific Gas &
                  Elec. Co.), Ser. 1996 A, 5.35%, due 12/1/16                                     AAA            4,295 ++
     2,835        Glendale (CA) Redev. Agcy. Tax Allocation Rev. (Central
                  Glendale Redev. Proj.), Ser. 2002, 5.00%, due 12/1/16                           AAA            3,042
     2,480        Glendale (CA) Redev. Agcy. Tax Allocation Rev. (Central
                  Glendale Redev. Proj.), Ser. 2002, 5.25%, due 12/1/17                           AAA            2,692
     3,890        Port of Oakland (CA) Ref. Rev., Ser. 2002 N, 5.00%, due
                  11/1/13                                                                         AAA            4,101
     3,905        Solano Co. (CA) Cert. of Participation Rev., Ser. 2002,
                  5.25%, due 11/1/17                                                              AAA            4,217
     1,000        Univ. of California Regents Rev. (Multi. Purp. Proj.), Ser.
                  2000 K, 5.00%, due 9/1/12                                                       AAA            1,054
                                                                                                          --------------
                                                                                                                81,925
                                                                                                          --------------

TAX-EXEMPT SECURITIES-OTHER (75.4%)
      780         Abag (CA) Fin. Au. Cert. of Participation Rev. (Channing
                  House), Ser. 1999, 4.90%, due 2/15/09                                           BBB+             802 ++
     3,050        Abag (CA) Fin. Au. Cert. of Participation Rev. (Episcopal
                  Homes Foundation), Ser. 1998, 5.13%, due 7/1/18                                 BBB+           3,120 ++
     1,000        Abag (CA) Fin. Au. Rev. (San Diego Hosp. Assoc.), Ser. 2003
                  C, 5.13%, due 3/1/18                                               Baa1         BBB+           1,033 ++
      900         Brazos (TX) River Au. Ref. PCR (TXU Energy Co. LLC Proj.),
                  Ser. 2003 A, 6.75%, due 4/1/38 Putable 4/1/13                      Baa2         BBB            1,006 ++
      750         Brazos (TX) River Au. Ref. Rev. (Reliant Energy, Inc.
                  Proj.), Ser. 1999 B, 7.75%, due 12/1/18                                         BBB-             822 ++
     1,000        Brazos (TX) River Harbor Navigation Dist. of Brazoria Co.
                  Env. Fac. Rev. (Dow Chemical Co. Proj.), Ser. 2002 A-4,
                  5.20%, due 5/15/33                                                 A3           A-             1,028 ++
      640         California Co. (CA) Tobacco Securitization Agcy. Tobacco
                  Settlement Asset-Backed Rev., Ser. 2002, 4.75%, due 6/1/19         Baa3         BBB              646
     1,750        California Ed. Fac. Au. Ref. Rev. (Stanford Univ.), Ser.
                  2001 R, 5.00%, due 11/1/21                                         Aaa          AAA            1,840 ++
     2,000        California Hlth. Fac. Fin. Au. Ref. Rev. (Cedars-Sinai Med.
                  Ctr.), Ser. 2005, 5.00%, due 11/15/21                              A3                          2,075 ++
     2,000        California Hlth. Fac. Fin. Au. Rev. (Catholic Healthcare
                  West), Ser. 2004 I, 4.95%, due 7/1/26                              Baa1         A-             2,089 ++

SEE NOTES TO SCHEDULE OF INVESTMENTS



                                                                             NEUBERGER BERMAN JANUARY 31, 2006 (UNAUDITED)

SCHEDULE OF INVESTMENTS California Intermediate Municipal Fund Inc.  cont'd
---------------------------------------------------------------------------


PRINCIPAL AMOUNT                                SECURITY@                                 RATING                   VALUE+
($000's omitted)                                                                     Moody's     S&P      ($000's omitted)

     2,000        California Hlth. Fac. Fin. Au. Rev. (Cedars-Sinai Med.
                  Ctr.), Ser. 1999 A, 6.13%, due 12/1/19                             A3                          2,216 ++
     1,000        California Hlth. Fac. Fin. Au. Rev. (Kaiser Permanente),
                  Ser. 1998 B, 5.00%, due 10/1/20                                                 AAA            1,040 ++
     1,500        California Poll. Ctrl. Fin. Au. Solid Waste Disp. Rev.
                  (Republic Svc., Inc. Proj.), Ser. 2002 B, 5.25%, due 6/1/23
                  Putable 12/1/17                                                    Baa3         BBB            1,583 ++
     1,000        California Poll. Ctrl. Fin. Au. Solid Waste Disp. Rev.
                  (Waste Management, Inc. Proj.), Ser. 2002 C, 4.85%, due
                  12/1/27 Putable 11/30/07                                                        BBB            1,015 ++
     3,000        California Poll. Ctrl. Fin. Au. Solid Waste Disp. Rev.
                  (Waste Management, Inc. Proj.), Ser. 2005 C, 5.13%, due
                  11/1/23                                                                         BBB            3,081 ++
     4,500        California St. Dept. of Wtr. Res. Pwr. Supply Rev., Ser.
                  2002 A, 5.75%, due 5/1/17                                          A2           BBB+           5,083
     1,000        California St. Dept. of Wtr. Res. Pwr. Supply Rev., Ser.
                  2002 A, 5.38%, due 5/1/22                                          A2           BBB+           1,109
     2,250        California St. G.O., Ser. 2002, 5.00%, due 10/1/17                 A2            A             2,368
     1,095        California St. Pub. Works Board Lease Rev. (California Comm.
                  Colleges), Ser. 2004 B, 5.50%, due 6/1/20                          Baa1         BBB-           1,192
     1,000        California St. Univ., Fresno Assoc., Inc. Rev. (Auxiliary
                  Organization Event Ctr.), Ser. 2002, 5.00%, due 7/1/12             Baa3         BBB-           1,079
     2,000        California Statewide CDA Cert. of Participation Rev.
                  (Children's Hosp. Los Angeles), Ser. 1999, 5.13%, due
                  8/15/19                                                            A3            A             2,075 ++
     2,000        California Statewide CDA Cert. of Participation Rev. (The
                  Internext Group), Ser. 1999, 5.38%, due 4/1/17                                  BBB            2,047 ++
     1,000        California Statewide CDA Hlth. Fac. Rev. (Adventist Hlth.),
                  Ser. 2005 A, 5.00%, due 3/1/20                                     A             A             1,041 ++
     5,000        California Statewide CDA Hlth. Fac. Rev. (Mem. Hlth. Svcs.),
                  Ser. 2003 A, 6.00%, due 10/1/16                                    A3            A             5,525 ++
     3,000        California Statewide CDA Rev. (Kaiser Permanente), Ser. 2002
                  E, 4.70%, due 11/1/36 Putable 6/1/09                               A3                          3,089 ++
     1,000        Central (CA) Joint Pwr. Hlth. Fin. Au. Cert. of
                  Participation Rev., (Comm. Hosp. of Central California
                  Proj.), Ser. 2000, 5.50%, due 2/1/14                               Baa2         BBB-           1,038 ++
     1,020        Cerritos (CA) Pub. Fin. Au. Sub. Tax Allocation Rev.
                  (Cerritos Redev. Proj.), Ser. 2002 B, 4.40%, due 11/1/16                        BBB            1,005
       500        Coshocton Co. (OH) Env. Imp. Ref. Rev. (Smurfit-Stone
                  Container Enterprises, Inc. Proj.), Ser. 2005, 5.13%, due
                  8/1/13                                                                           B               458 ++
     1,000        Cumberland Co. (PA) West Shore Area Au. Hosp. Rev. (Holy
                  Spirit Hosp. of the Sisters of Christian Charity Proj.),
                  Ser. 2001, 6.00%, due 1/1/18                                                    BBB+           1,073 ++
       500        Dallas-Fort Worth (TX) Int'l. Arpt. Fac. Imp. Corp. Rev.,
                  Ser. 2004 A-1, 6.15%, due 1/1/16                                   Baa2                          505 ++
     1,000        De Kalb Co. (GA) Dev. Au. Ref. PCR (General Motors Corp.
                  Proj.), Ser. 2002, 6.00%, due 3/15/21                              Baa3         BBB-             810 ++
     1,210        Elk Grove (CA) Spec. Tax Rev. (East Franklin Comm. Fac.
                  Dist. Number 1), Ser. 2002 A, 5.38%, due 8/1/17                                 BB+            1,294
       700        Guam Govt Waterworks Au. Wtr & Wastewater, Sys. Rev. Ser.
                  2005, 5.50%, due 7/1/16                                            Ba2                           737
     1,270        Los Angeles (CA) Dept. of Wtr. & Pwr. Sys. Rev., Ser. 2001
                  A, Sub. Ser. A-3, 5.38%, due 7/1/20                                Aa3          AA-            1,281
       750        Miami Beach (FL) Hlth. Fac. Au. Hosp. Ref. Rev. (Mount Sinai
                  Med. Ctr. Florida Proj.), Ser. 2004, 6.25%, due 11/15/09           Ba2          BB+              798 ++
     1,500        Morehouse Parish (LA) Ref. PCR (Int'l. Paper Co. Proj.),
                  Ser. 2001 A, 5.25%, due 11/15/13                                   Baa2         BBB            1,553 ++


SEE NOTES TO SCHEDULE OF INVESTMENTS



                                                                             NEUBERGER BERMAN JANUARY 31, 2006 (UNAUDITED)

SCHEDULE OF INVESTMENTS California Intermediate Municipal Fund Inc.  cont'd
---------------------------------------------------------------------------


PRINCIPAL AMOUNT                                SECURITY@                                 RATING                    VALUE+
($000's omitted)                                                                     Moody's     S&P       ($000's omitted)

       500        New York City (NY) IDA Spec. Fac. Rev. (American Airlines,
                  Inc. J.F.K. Int'l Arpt. Proj.), Ser. 2005, 7.50%, due 8/1/16                    B-               512 ++
       500        New York City (NY) Ind. Dev. Agcy. Liberty Rev. (7 World
                  Trade Center, LLC Proj.), Ser. 2005 A, 6.25%, due 3/1/15                        BB               522
     1,405        North Carolina Muni. Pwr. Agcy. Number 1 Catawba Elec. Rev.,
                  Ser. 2003 A, 5.50%, due 1/1/14                                     A3           BBB+           1,515
       605        Oakland (CA) Redev. Agcy. Rev. (Coliseum Area Redev. Proj.),
                  Ser. 2003, 5.00%, due 9/1/16                                                    A-               631
       635        Oakland (CA) Redev. Agcy. Rev. (Coliseum Area Redev. Proj.),
                  Ser. 2003, 5.00%, due 9/1/17                                                    A-               658
     1,320        Puerto Rico Children's Trust Tobacco Settlement Asset-Backed
                  Rev., Ser. 2002, 5.38%, due 5/15/33                                Baa3         BBB            1,348
       440        Roseville (CA) Stone Point Comm. Fac. District No. 1 Special
                  Tax Rev., Ser. 2003, 5.70%, due 9/1/17                                          BB+              458
       830        San Diego (CA) Redev. Agcy. Sub. Parking Rev. (Centre City
                  Redev. Proj.), Ser. 2003 B, 4.80%, due 9/1/15                      Baa2         A-               848
       820        San Diego (CA) Redev. Agcy. Sub. Parking Rev. (Centre City
                  Redev. Proj.), Ser. 2003 B, 4.90%, due 9/1/16                      Baa2         A-               838
     3,000        San Francisco (CA) Bay Area Toll Au. Toll Bridge Rev., Ser.
                  2001 D, 5.00%, due 4/1/17                                          Aa3          AA             3,147
     1,000        Santa Rosa (CA) Rancheria Tachi Yokut Tribe Enterprise Rev.,
                  Ser. 2003, 6.13%, due 3/1/13                                                    BBB            1,013
     1,000        South Gate (CA) Pub. Fin. Au. Tax Allocation Rev. (South
                  Gate Redev. Proj. No. 1), Ser. 2002, 5.00%, due 9/1/16                          AAA            1,072
     1,250        Tobacco Settlement Fin. Corp. (LA) Tobacco Settlement
                  Asset-Backed Rev., Ser. 2001 B, 5.50%, due 5/15/30                 Baa3         BBB            1,302
       600        Univ. of California Regents Cert. of Participation Rev. (San
                  Diego Campus & Sacramento Proj.), Ser. 2002 A, 5.25%, due
                  1/1/18                                                             Aa2                           637
       750        Verrado (AZ) Comm. Fac. Dist. Number 1 G.O., Ser. 2003,
                  6.15%, due 7/15/17                                                              BB-              802
       250        Virgin Islands Pub. Fin. Au. Refinery Fac. Rev. (HOVENSA
                  Refinery), Ser. 2003, 6.13%, due 7/1/22                            Baa3         BBB-             270
       750        Virgin Islands Pub. Fin. Au. Rev. (Virgin Islands Matching
                  Fund Loan Notes), Ser. 1998 E, 6.00%, due 10/1/22                               BBB              794
     1,000        Virgin Islands Wtr. & Pwr. Au. Elec. Sys. Ref. Rev., Ser.
                  1998, 5.30%, due 7/1/18                                                         BBB            1,004
                                                                                                          --------------
                                                                                                                75,927
                                                                                                          --------------
TAX-EXEMPT VARIABLE RATE DEMAND NOTES (0.2%)
       200        California St. Daily Kindergarten University, Ser. 2004 B-1,
                  3.05%, due 2/1/06                                                  VMIG1         A-1+            200
                                                                                                          --------------
TAX-EXEMPT VARIABLE RATE DEMAND NOTES-BACKED BY LETTERS OF CREDIT (0.1%)

BANK OF AMERICA
        44        Irvine (CA) Ltd. Oblig. Imp. (Assessment Dist. No 93-14),
                  Ser. 2000, 3.04%, due 2/1/06                                       VMIG1         A-1+             44
CITIBANK, N.A.
       100        Los Angeles (CA) Wtr. & Pwr. Rev., Sub. Ser. 2001 B-3,
                  3.05%, due 2/1/06                                                  VMIG1         A-1+            100(o)^
                                                                                                          ---------------

                                                                                                                   144
                                                                                                          ---------------

                  TOTAL INVESTMENTS (157.0%) (COST $153,973)                                                   158,196##

                  Cash, receivables and other assets, less liabilities (1.6%)                                    1,561
                  Liquidation Value of Auction Market Preferred Shares [(58.6%)]                               (59,000)
                                                                                                          ---------------

SEE NOTES TO  SCHEDULE OF INVESTMENTS




                                                                             NEUBERGER BERMAN JANUARY 31, 2006 (UNAUDITED)

SCHEDULE OF INVESTMENTS California Intermediate Municipal Fund Inc.  cont'd
---------------------------------------------------------------------------

                                                                                                                    VALUE+
                                                                                                          ($000's omitted)



                  TOTAL NET ASSETS APPLICABLE TO COMMON SHAREHOLDERS (100.0%)                                 $100,757
                                                                                                          ---------------








SEE NOTES TO SCHEDULE OF INVESTMENTS

                                   NEUBERGER BERMAN JANUARY 31, 2006 (UNAUDITED)


  NOTES TO SCHEDULE OF INVESTMENTS
  --------------------------------

+ Investments in securities by Neuberger Berman California Intermediate Municipal Fund Inc. ("California"), Neuberger Berman Intermediate Municipal Fund Inc. ("Intermediate"), and Neuberger Berman New York Intermediate Municipal Fund Inc. ("New York") (individually a "Fund", and collectively, the "Funds") are valued daily by obtaining bid price quotations from independent pricing services on all securities available in each service's data base. For all other securities, bid prices are obtained from principal market makers in those securities or, if quotations are not readily available, by methods the Funds' Board of Directors has approved on the belief that they reflect fair value. Numerous factors may be considered when determining the fair value of a security, including available analyst, media or other reports, trading in futures or ADRs and whether the issuer of the security being fair valued has other securities outstanding. Short-term debt securities with less than 60 days until maturity may be valued at cost which, when combined with interest earned, approximates market value.

## At January 31, 2006, selected Fund information on a U.S. Federal income tax basis was as follows:

                                        GROSS        GROSS          NET
(000'S OMITTED)                      UNREALIZED    UNREALIZED    UNREALIZED
NEUBERGER BERMAN         COST       APPRECIATION  DEPRECIATION  APPRECIATION


CALIFORNIA             $153,973        $4,477        $254         $4,223
INTERMEDIATE            468,339        13,994        989          13,005
NEW YORK                125,749        2,906         618           2,288

@ At time of investment, municipal securities purchased by the Funds are within the four highest rating categories (with respect to at least 80% of total assets) assigned by a nationally recognized statistical rating organization ("NRSRO") such as Moody's Investors Service, Inc., Standard & Poor's, or Fitch Investors Services, Inc. or, where not rated, are determined by the Funds' investment manager to be of comparable quality. Approximately 78%, 74%, and 57% of the municipal securities held by California, Intermediate, and New York, respectively, have credit enhancement features backing them, which the Funds may rely on, such as letters of credit, insurance, or guarantees. Without these credit enhancement features the securities may or may not meet the quality standards of the Funds. Pre-refunded bonds are supported by securities in escrow issued or guaranteed by the U.S. Government, its agencies, or instrumentalities. The amount escrowed is sufficient to pay the periodic interest due and the principal of these bonds. Putable bonds give the Funds the right to sell back the issue on the date specified.

++  Security is guaranteed by the corporate or non-profit obligor.

** Restricted security subject to restrictions on resale under federal securities laws. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers under Rule 144A and have been deemed by the adviser to be liquid. At January 31, 2006, these securities amounted to $6,326,000 or 2.1% of net assets applicable to common shareholders for Intermediate.

^^  Not rated by a NRSRO.

(u) Floating rate securities are securities whose yields vary with a designated market index or market rate. These securities are shown at their current rates as of January 31, 2006.

(o) Security is subject to a guarantee provided by State Street Bank & Trust Co., backing 37% of the total principal.

^ Security is subject to a guarantee provided by National Australia Bank, backing 25% of the total principal.



For more information on the Funds' significant accounting policies, please refer to the Funds' most recent annual financial statements.

ITEM 2. CONTROLS AND PROCEDURES.

(a) Based on an evaluation of the disclosure controls and procedures (as defined in rule 30a-3(c) under the Act) as of a date within 90 days of the filing date of this document, the Chief Executive Officer and Treasurer and Principal Financial and Accounting Officer of the Registrant have concluded that such disclosure controls and procedures are effectively designed to ensure that information required to be disclosed by the Registrant is accumulated and communicated to the Registrant's management to allow timely decisions regarding required disclosure.

(b) There were no significant changes in the Registrant's internal controls over financial reporting (as defined in rule 30a-3(d) under the 1940 Act) that occurred during the Registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

ITEM 3. EXHIBITS

The certifications required by Rule 30a-2(a) of the 1940 Act are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Neuberger Berman California Intermediate Municipal Fund Inc.


By: /s/ Peter E. Sundman
    -----------------------
    Peter E. Sundman
    Chief Executive Officer

Date: March 30, 2006


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.



By: /s/ Peter E. Sundman
    -----------------------
    Peter E. Sundman
    Chief Executive Officer

Date: March 30, 2006


By: /s/ John M. McGovern
    -----------------------
    John M. McGovern
    Treasurer and Principal Financial
    and Accounting Officer

Date: March 30, 2006